Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only [Abstract]
Statements of Comprehensive Income
 Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2019	2018	2017
Income:
Dividends and interest from subsidiaries	$28,340	24,920	24,510
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	28,340	24,920	24,510

Expense:
Operating supplies	82	122	26
Professional services	651	438	122
Miscellaneous expense	2,811	1,755	2,573
Total expense	3,544	2,315	2,721
Income before income taxes and subsidiaries’ undistributed earnings	24,796	22,605	21,789
Income tax benefit	(837)	(523)	(1,171)
Income before subsidiaries’ undistributed earnings	25,633	23,128	22,960
Equity in undistributed earnings of subsidiaries	32,207	38,317	20,185
Net income	$57,840	61,445	43,145
Change in other comprehensive income (loss)	14,770	(7,157)	4,445
Comprehensive income	$72,610	54,288	47,590

Statements of Condition
Statements of Condition

(dollars in thousands)	December 31,
	2019	2018
Assets:
Cash in subsidiary bank	$24,118	22,665
Investments in subsidiaries	521,802	474,838
Securities available for sale	35	35
Other assets	558	683

Total assets	546,513	498,221
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	8,256	8,350
Total liabilities	8,256	8,350
Shareholders’ equity	538,257	489,871

Total liabilities and shareholders’ equity	$546,513	498,221

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2019	2018	2017
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$57,840	61,445	43,145
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(32,207)	(38,317)	(20,185)
Stock based compensation expense	5	173	150
Net change in other assets and accrued expenses	246	214	853
Total adjustments	(31,956)	(37,930)	(19,182)

Net cash provided by operating activities	25,884	23,515	23,963

Cash flows from financing activities:
Proceeds from exercise of stock options	185	1,259	5,236
Dividends paid	(26,372)	(25,555)	(25,184)
Payments to acquire treasury stock	(35)	(718)	(4,608)
Proceeds from sales of treasury stock	1,791	2,391	2,480
Net cash used in financing activities	(24,431)	(22,623)	(22,076)

Net increase in cash and cash equivalents	1,453	892	1,887

Cash and cash equivalents at beginning of year	22,665	21,773	19,886

Cash and cash equivalents at end of year	$24,118	22,665	21,773